CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	$ 197,032,000	$ 153,093,000	$ 153,060,000
Short-term restricted cash	12,985,000	22,009,000	10,184,000
Long-term restricted cash	0	0	0
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	210,017,000	175,102,000	163,244,000	$ 372,605,000
Minimum cash requirement	$ 20,000,000
Minimum cash requirement percentage	5.00%
Cash and cash equivalents covenanted to be retained	$ 69,500,000	$ 59,800,000	$ 64,100,000
Recourse Debt
Restricted Cash and Cash Equivalents Items [Line Items]
Minimum cash requirement	$ 20,000,000
Minimum cash requirement percentage	5.00%